Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	CHKP
Entity Registrant Name	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
Entity Central Index Key	0001015922
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	105,596,035
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	000-28584
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Shlomo Kaplan Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789159
Entity Address, Country	IL
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Check Point Software Technologies Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of income, comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework), and our report dated March 31, 2026, expressed an unqualified opinion thereon.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5 Shlomo Kaplan Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789159
Entity Address, Country	IL
Local Phone Number	3-753-4555
City Area Code	972
Contact Personnel Name	Shira Yashar, Adv.